Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A of Deutsche International Growth Fund (formerly Deutsche Global Growth Fund) (the “Fund”), a series of Deutsche Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 153 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect revisions to the Fund’s principal investment strategy and a name change. The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statements of Additional Information last filed with the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.